Schedule of investments
Delaware Ivy VIP Corporate Bond
March 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.00%
GNMA Series 2005-23 1.00% 6/17/45 •	3,672	$ 0
Total Agency Collateralized Mortgage Obligations (cost $11)		0

Convertible Bond — 0.09%
Spirit Airlines 1.00% exercise price $42.88, maturity date 5/15/26	567,000	459,553
Total Convertible Bond (cost $511,938)		459,553

Corporate Bonds — 94.36%
Banking — 21.88%
Bank of America
1.898% 7/23/31 μ	1,325,000	1,063,391
2.299% 7/21/32 μ	3,225,000	2,601,462
2.482% 9/21/36 μ	1,310,000	995,781
2.496% 2/13/31 μ	4,000,000	3,390,734
2.592% 4/29/31 μ	3,675,000	3,114,378
3.974% 2/7/30 μ	2,500,000	2,339,025
6.204% 11/10/28 μ	1,890,000	1,977,465
Bank of New York Mellon
4.596% 7/26/30 μ	778,000	761,735
4.70% 9/20/25 μ, ψ	1,750,000	1,660,346
5.802% 10/25/28 μ	301,000	313,851
5.834% 10/25/33 μ	1,065,000	1,138,275

Barclays 7.385% 11/2/28 μ	1,057,000	1,121,311
BPCE 144A 5.125% 1/18/28 #	1,570,000	1,556,911
Citigroup
2.572% 6/3/31 μ	4,872,000	4,113,389
3.50% 5/15/23	2,260,000	2,252,685
3.52% 10/27/28 μ	1,750,000	1,637,171
4.412% 3/31/31 μ	2,735,000	2,598,463
5.61% 9/29/26 μ	2,495,000	2,515,294

Citizens Bank 6.064% 10/24/25 μ	2,565,000	2,415,355
Credit Agricole 144A 5.301% 7/12/28 #	1,260,000	1,278,331
Credit Suisse
1.00% 5/5/23	1,535,000	1,521,569
7.95% 1/9/25	4,350,000	4,427,256

Deutsche Bank 6.72% 1/18/29 μ	390,000	387,588
Fifth Third Bancorp 6.361% 10/27/28 μ	1,002,000	1,009,546
Fifth Third Bank 5.852% 10/27/25 μ	1,100,000	1,085,012
Goldman Sachs Group
1.542% 9/10/27 μ	3,230,000	2,844,130
2.383% 7/21/32 μ	3,325,000	2,701,710
3.50% 11/16/26	2,000,000	1,911,888
3.80% 3/15/30	2,550,000	2,377,401
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Goldman Sachs Group
4.25% 10/21/25	3,250,000	$ 3,156,363
Huntington National Bank
4.552% 5/17/28 μ	573,000	540,730
5.65% 1/10/30	1,140,000	1,093,321
JPMorgan Chase & Co.
2.522% 4/22/31 μ	10,202,000	8,727,534
3.22% 3/1/25 μ	6,000,000	5,873,936
3.875% 9/10/24	1,424,000	1,400,370
4.00% 4/1/25 μ, ψ	1,650,000	1,470,318

KeyBank 5.00% 1/26/33	2,145,000	1,994,837
KeyCorp 4.789% 6/1/33 μ	190,000	170,288
Morgan Stanley
1.794% 2/13/32 μ	3,525,000	2,769,529
3.875% 1/27/26	3,850,000	3,759,813
6.138% 10/16/26 μ	1,135,000	1,157,435
6.342% 10/18/33 μ	2,115,000	2,311,837

Popular 7.25% 3/13/28	2,470,000	2,445,893
Royal Bank of Canada 4.875% 1/12/26	1,705,000	1,709,077
State Street
4.821% 1/26/34 μ	1,060,000	1,055,086
5.751% 11/4/26 μ	375,000	382,466
5.82% 11/4/28 μ	260,000	271,424
SVB Financial Group
4.00% 5/15/26 ‡, ψ	1,360,000	89,801
4.57% 4/29/33 ‡	1,320,000	766,788
Truist Financial
4.95% 9/1/25 μ, ψ	1,765,000	1,635,770
6.123% 10/28/33 μ	996,000	1,045,897
US Bancorp
2.491% 11/3/36 μ	2,300,000	1,777,023
4.653% 2/1/29 μ	965,000	944,002
5.727% 10/21/26 μ	1,165,000	1,171,130
Wells Fargo & Co.
2.879% 10/30/30 μ	4,080,000	3,548,302
4.54% 8/15/26 μ	655,000	643,534
		109,023,957
Basic Industry — 1.83%
Celanese US Holdings 6.05% 3/15/25	2,025,000	2,038,034
Graphic Packaging International 144A 0.821% 4/15/24 #	2,480,000	2,363,856
Mosaic 4.25% 11/15/23	400,000	395,841
Newmont 2.60% 7/15/32	735,000	615,586
Nutrien
4.90% 3/27/28	750,000	750,344
5.80% 3/27/53	940,000	969,318

NQ-IV092 [3/23] 5/23 (2913033)    1

Schedule of investments
Delaware Ivy VIP Corporate Bond   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)

Rio Tinto Finance USA 5.125% 3/9/53	1,925,000	$ 1,985,171
		9,118,150
Brokerage — 2.29%
Blackstone Holdings Finance
144A 1.60% 3/30/31 #	950,000	716,703
144A 2.00% 1/30/32 #	3,760,000	2,860,076

Jefferies Financial Group 2.625% 10/15/31	2,130,000	1,629,787
KKR Group Finance VIII 144A 3.50% 8/25/50 #	4,000,000	2,707,254
National Securities Clearing 144A 1.50% 4/23/25 #	3,745,000	3,501,289
		11,415,109
Capital Goods — 4.12%
Ashtead Capital 144A 2.45% 8/12/31 #	260,000	205,056
Boeing 3.75% 2/1/50	3,375,000	2,560,811
Lennox International 1.35% 8/1/25	2,750,000	2,521,106
Martin Marietta Materials 0.65% 7/15/23	1,165,000	1,148,217
Masco 1.50% 2/15/28	2,225,000	1,895,956
Parker-Hannifin 4.25% 9/15/27	250,000	245,483
Raytheon Technologies
5.15% 2/27/33	2,700,000	2,811,455
5.375% 2/27/53	745,000	785,217

Republic Services 2.30% 3/1/30	3,457,000	2,996,470
Vontier 2.40% 4/1/28	2,973,000	2,502,775
Waste Connections 3.50% 5/1/29	3,049,000	2,848,269
		20,520,815
Communications — 9.78%
AT&T
3.50% 6/1/41	2,000,000	1,580,117
3.50% 9/15/53	2,965,000	2,156,440
3.55% 9/15/55	942,000	677,368
3.65% 6/1/51	3,900,000	2,958,460
5.539% 2/20/26	3,000,000	3,009,931
CCO Holdings
144A 4.75% 2/1/32 #	1,070,000	899,985
144A 6.375% 9/1/29 #	470,000	449,273
Charter Communications Operating
3.85% 4/1/61	2,565,000	1,602,504
3.90% 6/1/52	1,115,000	738,390
4.50% 2/1/24	2,306,000	2,283,594
Comcast
2.887% 11/1/51	1,446,000	988,431
3.25% 11/1/39	3,875,000	3,148,598
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Comcast
3.90% 3/1/38	500,000	$ 448,242
Crown Castle
1.05% 7/15/26	2,500,000	2,204,329
3.15% 7/15/23	175,000	173,934
3.20% 9/1/24	2,250,000	2,186,526
4.00% 3/1/27	2,000,000	1,938,894

Directv Financing 144A 5.875% 8/15/27 #	1,050,000	951,993
Discovery Communications 4.00% 9/15/55	1,710,000	1,136,332
Omnicom Group 3.65% 11/1/24	1,260,000	1,235,207
Paramount Global 4.75% 5/15/25	1,776,000	1,755,126
Sprint Capital 6.875% 11/15/28	1,770,000	1,903,635
T-Mobile USA
3.30% 2/15/51	425,000	302,677
3.50% 4/15/25	5,555,000	5,402,699
4.375% 4/15/40	575,000	515,720
Verizon Communications
2.65% 11/20/40	1,250,000	893,515
2.875% 11/20/50	1,540,000	1,025,852
4.50% 8/10/33	3,575,000	3,456,176

VZ Secured Financing 144A 5.00% 1/15/32 #	705,000	575,897
Warnermedia Holdings 6.412% 3/15/26	2,130,000	2,141,400
		48,741,245
Consumer Cyclical — 5.88%
ADT Security 144A 4.875% 7/15/32 #	969,000	855,961
Amazon.com
2.50% 6/3/50	4,610,000	3,128,590
3.875% 8/22/37	5,677,000	5,287,959

Aptiv 3.10% 12/1/51	2,058,000	1,307,010
DR Horton 2.60% 10/15/25	3,080,000	2,883,442
Ford Motor Credit 6.95% 3/6/26	720,000	731,642
General Motors Financial
1.25% 1/8/26	2,125,000	1,914,390
2.40% 10/15/28	1,420,000	1,215,743
Home Depot
3.30% 4/15/40	4,500,000	3,745,679
4.20% 4/1/43	1,670,000	1,514,062

Levi Strauss & Co. 144A 3.50% 3/1/31 #	225,000	192,059
Nordstrom 2.30% 4/8/24	450,000	430,344
NVR 3.00% 5/15/30	4,022,000	3,540,866
Toll Brothers Finance 4.375% 4/15/23	470,000	469,938
VICI Properties 4.95% 2/15/30	2,230,000	2,094,811
		29,312,496

2    NQ-IV092 [3/23] 5/23 (2913033)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical — 8.83%
Amgen
2.80% 8/15/41	1,750,000	$ 1,279,375
5.25% 3/2/33	1,295,000	1,331,190
5.65% 3/2/53	700,000	729,202

Boston Scientific 1.90% 6/1/25	2,000,000	1,891,461
Bunge Limited Finance 2.75% 5/14/31	1,725,000	1,468,255
Cigna Group 5.685% 3/15/26	3,335,000	3,356,747
Clorox 3.90% 5/15/28	4,676,000	4,554,490
Coca-Cola Europacific Partners 144A 0.80% 5/3/24 #	2,270,000	2,166,005
CVS Health
2.70% 8/21/40	1,417,000	1,014,826
4.78% 3/25/38	1,105,000	1,054,164
Eli Lilly & Co.
4.875% 2/27/53	950,000	983,407
5.00% 2/27/26	1,470,000	1,483,659
GE HealthCare Technologies
144A 5.60% 11/15/25 #	980,000	992,401
144A 5.65% 11/15/27 #	980,000	1,013,509

JBS USA Lux 144A 3.00% 2/2/29 #	1,560,000	1,332,903
McCormick & Co.
0.90% 2/15/26	3,572,000	3,202,529
3.50% 9/1/23	771,000	763,792

Merck & Co. 2.75% 12/10/51	2,000,000	1,417,647
Nestle Holdings
144A 3.90% 9/24/38 #	2,480,000	2,309,972
144A 4.00% 9/24/48 #	4,020,000	3,619,234
Royalty Pharma
1.20% 9/2/25	3,840,000	3,483,545
3.30% 9/2/40	325,000	235,867
3.35% 9/2/51	958,000	632,253
3.55% 9/2/50	236,000	162,986

Universal Health Services 1.65% 9/1/26	2,535,000	2,232,695
US Foods 144A 4.75% 2/15/29 #	775,000	716,848
Zoetis 5.40% 11/14/25	565,000	574,839
		44,003,801
Electric — 8.86%
AEP Transmission 5.40% 3/15/53	465,000	485,099
Appalachian Power 4.50% 8/1/32	1,005,000	965,512
Baltimore Gas and Electric 4.25% 9/15/48	1,500,000	1,317,439
Black Hills 1.037% 8/23/24	1,650,000	1,553,543
CenterPoint Energy 4.25% 11/1/28	505,000	484,787
CenterPoint Energy Houston Electric 4.95% 4/1/33	2,565,000	2,620,888
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Commonwealth Edison
2.75% 9/1/51	2,500,000	$ 1,664,039
3.65% 6/15/46	3,000,000	2,381,669

Constellation Energy Generation 5.60% 3/1/28	1,460,000	1,503,860
Consumers Energy 4.625% 5/15/33	1,605,000	1,601,805
Duke Energy Carolinas
3.95% 11/15/28	364,000	357,314
5.35% 1/15/53	935,000	974,511

Duke Energy Indiana 5.40% 4/1/53	1,400,000	1,427,909
Duke Energy Ohio 5.25% 4/1/33	1,000,000	1,029,656
Edison International 8.125% 6/15/53 μ	2,155,000	2,187,325
Enel Finance International 144A 6.80% 10/14/25 #	1,500,000	1,551,591
Eversource Energy 5.45% 3/1/28	1,510,000	1,565,879
Exelon 5.30% 3/15/33	870,000	885,953
Fells Point Funding Trust 144A 3.046% 1/31/27 #	1,205,000	1,119,075
Louisville Gas and Electric 5.45% 4/15/33	1,205,000	1,253,070
MidAmerican Energy 3.95% 8/1/47	2,000,000	1,713,086
National Rural Utilities Cooperative Finance
4.15% 12/15/32	1,116,000	1,062,620
4.40% 11/1/48	2,000,000	1,768,508
NextEra Energy Capital Holdings
3.00% 1/15/52	1,195,000	806,841
6.051% 3/1/25	2,170,000	2,208,670

Oglethorpe Power 144A 4.50% 4/1/47 #	1,450,000	1,236,547
Southern California Edison
3.45% 2/1/52	800,000	587,254
4.125% 3/1/48	1,275,000	1,057,408
4.70% 6/1/27	1,255,000	1,258,715

Virginia Electric and Power 4.60% 12/1/48	1,736,000	1,576,049
Vistra Operations 144A 5.125% 5/13/25 #	2,110,000	2,058,739
WEC Energy Group 5.15% 10/1/27	770,000	784,045
Wisconsin Electric Power 4.30% 10/15/48	1,250,000	1,101,467
		44,150,873
Energy — 4.78%
BP Capital Markets America
2.939% 6/4/51	3,295,000	2,289,444

NQ-IV092 [3/23] 5/23 (2913033)    3

Schedule of investments
Delaware Ivy VIP Corporate Bond   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
BP Capital Markets America
4.812% 2/13/33	920,000	$ 934,495

Colorado Interstate Gas 144A 4.15% 8/15/26 #	1,000,000	970,266
Energy Transfer
5.00% 5/15/50	580,000	495,951
5.75% 2/15/33	335,000	343,459
6.25% 4/15/49	280,000	277,930

Enterprise Products Operating 5.35% 1/31/33	380,000	394,022
Kinder Morgan
4.80% 2/1/33	1,010,000	975,162
5.20% 6/1/33	1,355,000	1,347,217
5.55% 6/1/45	1,000,000	947,549

Marathon Oil 5.20% 6/1/45	1,430,000	1,246,155
MPLX
5.00% 3/1/33	1,115,000	1,091,686
5.65% 3/1/53	600,000	578,279

Plains All American Pipeline 3.60% 11/1/24	1,031,000	1,005,024
Sabal Trail Transmission 144A 4.246% 5/1/28 #	2,500,000	2,426,307
Targa Resources Partners
5.00% 1/15/28	2,510,000	2,429,353
6.875% 1/15/29	496,000	506,011
Transcontinental Gas Pipe Line
3.25% 5/15/30	1,225,000	1,110,155
4.60% 3/15/48	1,000,000	880,130

Valero Energy 3.65% 12/1/51	928,000	675,357
Williams Cos. 4.85% 3/1/48	3,250,000	2,882,089
		23,806,041
Finance Companies — 2.51%
AerCap Ireland Capital DAC
1.65% 10/29/24	765,000	716,121
1.75% 1/30/26	2,182,000	1,955,806
3.00% 10/29/28	4,075,000	3,560,534
Air Lease
2.20% 1/15/27	445,000	394,694
2.875% 1/15/32	1,850,000	1,529,827
4.125% 12/15/26 μ, ψ	1,532,000	1,045,590
5.85% 12/15/27	990,000	996,095
Aviation Capital Group
144A 1.95% 1/30/26 #	754,000	671,184
144A 1.95% 9/20/26 #	255,000	220,984
144A 6.25% 4/15/28 #	415,000	415,640

Avolon Holdings Funding 144A 3.25% 2/15/27 #	540,000	479,743
Owl Rock Capital 4.00% 3/30/25	575,000	536,627
		12,522,845
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Industrials — 0.08%
University of Southern California 3.028% 10/1/39	500,000	$ 413,492
		413,492
Insurance — 6.28%
American International Group 5.125% 3/27/33	2,250,000	2,237,881
Aon
2.80% 5/15/30	4,900,000	4,333,900
5.00% 9/12/32	1,225,000	1,231,441
Athene Global Funding
144A 1.985% 8/19/28 #	5,885,000	4,768,368
144A 2.717% 1/7/29 #	2,935,000	2,506,297

Brighthouse Financial 3.85% 12/22/51	539,000	349,879
First American Financial 2.40% 8/15/31	2,100,000	1,625,510
Humana 5.75% 3/1/28	224,000	232,806
New York Life Global Funding 144A 4.85% 1/9/28 #	1,880,000	1,909,508
Northwestern Mutual Life Insurance 144A 3.85% 9/30/47 #	3,000,000	2,404,812
Principal Life Global Funding II 144A 3.00% 4/18/26 #	1,000,000	945,557
UnitedHealth Group
3.05% 5/15/41	3,685,000	2,908,345
3.70% 8/15/49	1,000,000	817,533
4.00% 5/15/29	880,000	861,411
4.50% 4/15/33	1,500,000	1,492,037
5.05% 4/15/53	2,645,000	2,677,100
		31,302,385
Natural Gas — 1.00%
Sempra Energy 4.875% 10/15/25 μ, ψ	1,505,000	1,413,291
Southern California Gas
4.30% 1/15/49	2,505,000	2,124,525
6.35% 11/15/52	1,270,000	1,465,504
		5,003,320
Real Estate Investment Trusts — 1.39%
Alexandria Real Estate Equities 4.75% 4/15/35	1,100,000	1,031,997
American Homes 4 Rent 3.625% 4/15/32	890,000	771,924
Extra Space Storage
2.35% 3/15/32	2,892,000	2,276,139
2.55% 6/1/31	3,485,000	2,831,398
		6,911,458

4    NQ-IV092 [3/23] 5/23 (2913033)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology — 13.32%
Adobe 2.30% 2/1/30	3,417,000	$ 3,036,405
Alphabet 2.05% 8/15/50	2,756,000	1,754,547
Apple
2.65% 5/11/50	675,000	476,462
2.65% 2/8/51	1,075,000	754,342
2.70% 8/5/51	1,125,000	793,751
Autodesk
2.40% 12/15/31	460,000	382,845
2.85% 1/15/30	5,231,000	4,624,035
Broadcom
144A 3.419% 4/15/33 #	2,500,000	2,093,546
144A 3.469% 4/15/34 #	1,483,000	1,219,107
CDW
2.67% 12/1/26	815,000	733,938
3.276% 12/1/28	3,590,000	3,169,162

CoStar Group 144A 2.80% 7/15/30 #	2,431,000	2,039,539
Entegris Escrow
144A 4.75% 4/15/29 #	1,690,000	1,599,268
144A 5.95% 6/15/30 #	955,000	926,579

Equinix 2.625% 11/18/24	4,895,000	4,714,168
Fidelity National Information Services 1.65% 3/1/28	2,225,000	1,905,058
Fiserv 3.85% 6/1/25	4,646,000	4,551,821
Global Payments 2.65% 2/15/25	4,000,000	3,798,688
Microchip Technology
0.972% 2/15/24	1,250,000	1,200,336
0.983% 9/1/24	2,685,000	2,535,450

Micron Technology 6.75% 11/1/29	574,000	610,061
Microsoft 2.921% 3/17/52	2,975,000	2,264,635
NXP 3.875% 6/18/26	2,800,000	2,705,630
Oracle
4.65% 5/6/30	605,000	589,289
5.55% 2/6/53	1,810,000	1,725,475
5.80% 11/10/25	380,000	389,662
6.15% 11/9/29	815,000	868,464
PayPal Holdings
2.30% 6/1/30	2,110,000	1,807,709
3.25% 6/1/50	1,100,000	804,899
3.90% 6/1/27	445,000	437,548

Sensata Technologies 144A 3.75% 2/15/31 #	1,115,000	976,629
Texas Instruments 3.875% 3/15/39	2,994,000	2,735,006
Thomson Reuters 3.35% 5/15/26	2,760,000	2,642,837
Visa 2.70% 4/15/40	4,897,000	3,896,249
VMware 4.50% 5/15/25	1,650,000	1,629,967
		66,393,107
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation — 1.08%
American Airlines 144A 5.50% 4/20/26 #	1,410,000	$ 1,389,332
Burlington Northern Santa Fe 4.55% 9/1/44	1,000,000	945,534
Delta Air Lines 2020-1 Class AA Pass Through Trust 2.00% 12/10/29 ♦	1,297,036	1,143,024
United Airlines 2016-1 Class AA Pass Through Trust 3.10% 1/7/30 ♦	2,093,868	1,885,550
		5,363,440
Utilities — 0.45%
American Water Capital 4.15% 6/1/49	2,600,000	2,226,424
		2,226,424
Total Corporate Bonds (cost $525,416,766)		470,228,958

Municipal Bonds — 0.80%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 2.986% 7/1/24 ^	16,942	15,952
Series A-1 4.00% 7/1/35	36,981	32,324
GDB Debt Recovery Authority of Puerto Rico
(Taxable) 7.50% 8/20/40	1,582,305	1,313,313
New York City Industrial Development Agency
(Yankee Stadium Project) 144A 11.00% 3/1/29 #	2,210,000	2,626,231
Total Municipal Bonds (cost $3,767,803)		3,987,820

Sovereign BondsΔ — 0.50%
Colombia — 0.14%
Colombia Government International Bond 3.25% 4/22/32	925,000	690,629
		690,629
Mexico — 0.17%
Mexico Government International Bond 3.75% 4/19/71	1,250,000	834,487
		834,487

NQ-IV092 [3/23] 5/23 (2913033)    5

Schedule of investments
Delaware Ivy VIP Corporate Bond   (Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds (continued)
United States — 0.19%
Tennessee Valley Authority 2.875% 2/1/27	1,000,000	$ 960,262
		960,262
Total Sovereign Bonds (cost $3,149,733)		2,485,378

US Treasury Obligations — 3.45%
US Treasury Bond 3.625% 2/15/53	5,980,000	5,938,421
US Treasury Notes
3.50% 1/31/30	8,465,000	8,431,934
3.50% 2/15/33	1,240,000	1,242,034
3.625% 3/31/28	1,580,000	1,582,716
Total US Treasury Obligations (cost $16,980,428)		17,195,105

Total Value of Securities—99.20% (cost $549,826,679)		494,356,814
Receivables and Other Assets Net of Liabilities—0.80%		3,990,360
Net Assets Applicable to 107,892,697 Shares Outstanding—100.00%		$498,347,174
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of Rule 144A securities was $67,820,365, which represents 13.61% of the Portfolio's net assets.
‡	Non-income producing security. Security is currently in default.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Δ	Securities have been classified by country of risk.
Summary of abbreviations:
DAC – Designated Activity Company
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
USD – US Dollar

6    NQ-IV092 [3/23] 5/23 (2913033)